Average Annual Total Returns - Service Shares - Federated Hermes Managed Volatility Fund II	S 1 Year	S 5 Years	S 10 Years	Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000®Value Index2(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000®Value Index2(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000®Value Index2(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index3(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index3(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index3(reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.71%	7.02%	6.93%	18.40%	[1]	15.22%	[1]	13.88%	[1]	2.80%	[2]	9.74%	[2]	10.50%	[2]	6.56%	[3]	6.89%	[3]	6.75%	[3]

[1]	The Standard and Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000®Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
[3]	The Blended Index is comprised of 40% Russell 1000® Value Index/60% Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.